Shares-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Options
A summary of the share options activities for the years ended December 31, 2020 is presented below
:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$

Outstanding at January 1, 2020	26,733,506	0.19	8.50	100,101,256

Granted	15,116,000	0.35
Forfeited	(136,000)	0.10
Outstanding at December 31, 2020	41,713,506	0.25	8.78	587,342,349

Vested and expect to be vested as of December 31, 2020	41,713,506	0.25	8.78	587,342,349
Exercisable as of December 31, 202 0	8,669,543	0.19	8.16	122,626,494

Summary of Stock Option Pricing Model Assumption
The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2018	2019	2020
Risk-free rate of return (per annum)	2.9%	1.9%-2.0%	0.70%
Volatility	57.10%	55%-56.2%	56.60%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	0.35	3.02-3.94	5.12
Expected term	10	10	10